PENSION AND OTHER POSTRETIREMENT BENEFITS - Narrative (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Percent of fair value of plan assets invested in company common stock	0.30%		0.70%
Pension and postretirement benefit obligations	$ 1,185		$ 1,226
Company contributions to defined contribution plans	40	$ 82	133	$ 151
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension and postretirement benefit obligations	1,016		1,057
Funded (underfunded) status at year end	(1,085)		(1,129)
Accumulated benefit obligation for all defined benefit pension plans	3,630		3,480
Company Contributions	66	76	165	151
Pension Benefits | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Funded (underfunded) status at year end	(255)		(347)
Expected contribution in the next fiscal year	$ 12
Funding threshold (in percent)	80.00%
Pension Benefits | Nonqualified Plan
Defined Benefit Plan Disclosure [Line Items]
Expected contribution in the next fiscal year	$ 77
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension and postretirement benefit obligations	131		138
Funded (underfunded) status at year end	(156)		(165)
Expected contribution in the next fiscal year	26
Company Contributions	91	$ 94	215	$ 172
Non-U.S. | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension and postretirement benefit obligations	$ 38		$ 31
United States | Liability Hedging
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocation percentage	62.00%
United States | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocation percentages	74.00%
Defined benefit plan, actual plan asset allocation percentage	26.00%
United States | Real Estate and Real Assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocation percentages	20.00%
Defined benefit plan, actual plan asset allocation percentage	7.00%
United States | Stock And Other Assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocation percentages	6.00%
United States | Minimum | Liability Hedging
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocation percentages	61.00%
United States | Minimum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocation percentages	31.00%
United States | Maximum | Liability Hedging
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocation percentages	69.00%
United States | Maximum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocation percentages	39.00%